Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Note 5 Income Taxes
TDS’ current income taxes balances at December 31, 2019 and 2018, were as follows:

December 31,	2019	2018
(Dollars in millions)
Federal income taxes receivable	$31	$6
Net state income taxes receivable	5	6

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Current
Federal	$15	$10	$77
State	15	3	13
Deferred
Federal	36	24	(366)
State	(2)	9	(3)
Total income tax expense (benefit)	$64	$46	$(279)

In December 2017, the Tax Act was signed into law. Following the guidance of FASB Accounting Standards Update 2018-05, Income Taxes: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, Income tax expense (benefit) for the year ended December 31, 2017, included a provisional estimate for the impact of the Tax Act on TDS’ 2017 depreciation expense deduction. During 2018, TDS completed a full analysis of depreciation expense deductions related to fixed assets placed in service during 2017 and Income tax expense (benefit) for 2018 included a benefit of $4 million related to this adjustment.
A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax rate to TDS’ effective income tax rate is as follows:

Year Ended December 31,	2019		2018		2017
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$44	21.0%	$46	21.0%	$(43)	35.0%
State income taxes, net of federal benefit[1]	12	5.5	11	4.9	6	(5.2)
Effect of noncontrolling interests	—	(0.1)	(1)	(0.4)	(2)	1.6
Federal income tax rate change[2]	—	—	(16)	(7.1)	(314)	257.5
Change in federal valuation allowance[3]	7	3.1	(1)	(0.3)	(5)	4.3
Goodwill impairment[4]	—	—	—	—	71	(58.2)
Nondeductible compensation	4	1.9	9	4.1	10	(8.1)
Tax credits	(4)	(1.9)	(1)	(0.6)	(1)	0.8
Other differences, net	1	0.8	(1)	(0.6)	(1)	1.4
Total income tax expense (benefit) and rate	$64	30.3%	$46	21.0%	$(279)	229.1%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.

[2]
Federal income tax rate change due to the Tax Act reducing the federal income tax rate from 35% to 21% resulting in a tax benefit in 2018 due primarily to an income tax accounting method change that accelerated tax depreciation on certain assets for the 2017 tax year. The $314 million tax benefit in 2017 related to adjusting the deferred tax liability to the lower tax rate upon enactment of the Tax Act.

[3]
Change in federal valuation allowance in 2019 is due primarily to interest expense carryforwards not expected to be realized. The 2018 change also includes a change in judgment related to net operating loss carryforwards that are now realizable due to an internal restructuring.

[4]
Goodwill impairment reflects an adjustment to increase 2017 income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes. See Note 8 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2019 and 2018, were as follows[1]:

December 31,	2019	2018
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$168	$159
Lease liabilities	251	—
Asset retirement obligation	74	67
Other	106	151
Total deferred tax assets	599	377
Less valuation allowance	(152)	(135)
Net deferred tax assets	447	242
Deferred tax liabilities
Property, plant and equipment	481	458
Licenses/intangibles	261	237
Partnership investments	132	134
Lease assets	226	—
Other	22	53
Total deferred tax liabilities	1,122	882
Net deferred income tax liability	$675	$640

[1]	Certain prior year deferred tax assets and liabilities have been reclassified to align with the current year presentation.
At December 31, 2019, TDS and certain subsidiaries had $2,861 million of state NOL carryforwards (generating a $151 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2020 and 2039. Certain subsidiaries had federal NOL carryforwards (generating a $17 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards generally expire between 2020 and 2037, with the exception of federal NOLs generated after 2017, which do not expire. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.
A summary of TDS' deferred tax asset valuation allowance is as follows:

	2019	2018	2017
(Dollars in millions)
Balance at beginning of year	$135	$147	$122
Charged to income tax expense	17	(5)	25
Charged to Retained earnings	—	(7)	—
Balance at end of year	$152	$135	$147

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2019	2018	2017
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$49	$46	$42
Additions for tax positions of current year	8	8	6
Additions for tax positions of prior years	—	2	1
Reductions for tax positions of prior years	(7)	(1)	(1)
Reductions for settlements of tax positions	(1)	—	—
Reductions for lapses in statutes of limitations	—	(6)	(2)
Unrecognized tax benefits balance at end of year	$49	$49	$46

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2019, 2018 and 2017 by $39 million, $39 million and $37 million, respectively, net of the federal benefit from state income taxes.
TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit). The amounts charged to income tax expense related to interest and penalties resulted in an expense of $3 million, less than $1 million and $3 million in 2019, 2018 and 2017, respectively. Net accrued liabilities for interest and penalties were $21 million and $19 million at December 31, 2019 and 2018, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.
TDS and its subsidiaries file federal and state income tax returns. With limited exceptions, TDS is no longer subject to federal and state income tax audits for the years prior to 2016.